INCOME TAXES - Summary of (Loss) income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	$ (1,457,527)	$ 402,567	$ 339,134
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(772,988)	665,591	522,390
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(342,715)	(72,676)	(48,385)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(102,990)	61,768	83,758
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(11,190)	16,432	(14,268)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	$ (227,644)	$ (268,548)	$ (204,361)